Contract Assets and Contract Liabilities - Schedule of Contract Assets and Contract Liabilities (Details)	Jun. 30, 2025 MYR (RM)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 MYR (RM)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 MYR (RM)
Contract Assets
Contract cost	RM 232,283,405	$ 55,141,461	RM 189,071,858	$ 42,245,974	RM 128,952,000
Contract margin	33,377,175	7,923,365	24,840,605	5,550,353	22,018,596
Contract revenue recognized	265,660,580	63,064,826	213,912,463	47,796,327	150,970,596
Less: Bill to trade receivables	(244,671,600)	(58,082,279)	(180,008,528)	(40,220,875)	(100,687,277)
Contract assets carried forward	20,988,980	4,982,547	33,903,935	7,575,452	50,283,319
Contract cost assets					959,005
Less: Provision for impairment loss	(2,668,908)	(633,569)	(2,668,908)	(596,337)	(296,776)
Add: Accrued revenue	1,980,694	470,195	1,312,562	293,277	47,499
Balance carried forward	20,300,766	4,819,173	32,547,589	7,272,392	50,993,047
Decrease in contract assets	12,246,823	2,907,258	18,445,458	4,121,429	(32,709,220)
Increase in provision for impairment loss			RM (2,372,132)	$ (530,026)	RM (296,776)